Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Provision of Income Taxes [Line Items]
Earnings attributable to non-tax paying entities	$ 3,650	$ 3,502	$ 3,815
Foreign rate differential	2,032	1,878	714
Change in valuation allowance	24,336	(45,037)	19,398
Effect of intercompany asset transfer			(23,484)
Impact of tax law changes			7,237
Foreign withholding tax incurred	3,377	1,316	2,259
Withholding taxes on unrepatriated foreign earnings	(6,149)	(2,281)	(1,212)
Inflation adjustment	(1,285)	(1,824)	(2,235)
Permanent adjustments	2,959	3,322	503
Foreign exchange translation		30	2,668
Other - net	8,321	2,492	1,936
Total	23,092	(40,796)	4,889
CANADA
Reconciliation of Provision of Income Taxes [Line Items]
Income tax benefit at Canadian federal rate	$ (14,149)	$ (4,194)	$ (6,710)